Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income
Revenues	€ 0	€ 0	€ 0
Other income	3,364	4,138	2,929
Total operating income	3,364	4,138	2,929
Operating expenses
Research and development expenses	(25,463)	(19,720)	(10,776)
General and administrative expenses	(8,791)	(6,808)	(7,736)
Total operating expenses	(34,254)	(26,528)	(18,512)
Operating loss	(30,889)	(22,390)	(15,583)
Financial income	539	558	631
Financial expenses	(3,183)	(70)	(64)
Financial income	(2,644)	488	567
Income tax	3	(10)	3
Net loss	€ (33,530)	€ (21,913)	€ (15,013)
Basic / Diluted loss per share (€/share)	€ (2.95)	€ (2.74)	€ (2.16)